Condensed Financial Information of the Parent Company - Schedule of Statements of Operations and Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Income Statements, Captions [Line Items]
Selling, general and administrative expenses	$ 332,979	$ 420,922	$ 598,250
Total operating expenses	752,111	726,221	1,037,300
Loss from operations	(490,130)	(505,535)	(713,983)
Other income	208,602	527,636	558,776
Interest income	33,281	29,073	87,122
Foreign currency translation adjustments	273,972	(223,857)	(277,710)
Unrealized gain (loss) on available-for-sales investments	6,729	(10,619)	8,779
Comprehensive income (loss) attributable to shareholders of Sinovac	134,874	(53,483)	(175,643)
Parent Company
Condensed Income Statements, Captions [Line Items]
Selling, general and administrative expenses	42,770	17,535	11,418
Total operating expenses	42,770	17,535	11,418
Loss from operations	(42,770)	(17,535)	(11,418)
Other income	3,754	5,944	3,133
Interest income	25,917	381	622
Equity earnings (losses) of subsidiaries, net of tax	(46,581)	102,115	(5,828)
Net Income (Loss)	(59,680)	90,905	(13,491)
Foreign currency translation adjustments	187,825	(133,769)	(170,931)
Unrealized gain (loss) on available-for-sales investments	6,729	(10,619)	8,779
Comprehensive income (loss) attributable to shareholders of Sinovac	$ 134,874	$ (53,483)	$ (175,643)